Convertible notes (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020
Liability Component [Abstract]
Principal amounts	$ 460,000	$ 460,000	$ 460,000
Unamortized discount	0	85,478
Unamortized issuance costs	7,236	2,446
Net carrying amount	452,764	372,076
Equity component, net	$ 0	$ 99,190